Consolidated Statements of Shareholders' Deficit - USD ($) shares in Thousands, $ in Thousands	Total	Cumulative effect of the adoption of ASC 350-60	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Deficit Cumulative effect of the adoption of ASC 350-60
Beginning Balance at Dec. 31, 2021	$ (24,571)		$ 2,368		$ (26,939)
Beginning Balance, shares at Dec. 31, 2021			40,515,159
Unit-based compensation	132				132
Net income (loss)	(61,606)				(61,606)
Vesting of incentive units, shares			2,861,623
Reclassification of warrants	(2,267)				(2,267)
Ending Balance at Dec. 31, 2022	(88,312)		$ 2,368	$ 0	(90,680)
Ending Balance, shares at Dec. 31, 2022			43,376,782
Unit-based compensation	46				46
Net income (loss)	(22,045)				(22,045)
Vesting of incentive units, shares			1,100,696
Ending Balance at Jun. 30, 2023	(110,311)		$ 2,368	0	(112,679)
Ending Balance, shares at Jun. 30, 2023			44,477,478
Beginning Balance at Dec. 31, 2022	(88,312)		$ 2,368	0	(90,680)
Beginning Balance, shares at Dec. 31, 2022			43,376,782
Unit-based compensation	97				97
Net income (loss)	(18,657)				(18,657)
Vesting of incentive units, shares			2,113,766
Issuance of class B warrants	66,215			66,215
Issuance of class B warrants, shares			12,307,945
Forfeitures of incentive units			137,235
Unvested shares considered outstanding at conversion, shares			564,272
Conversion of shares to common stock in connection with reverse merger	(2,361)		$ (2,361)
Issuance costs related to the merger	(16,619)			(18,450)	1,831
Ending Balance at Dec. 31, 2023	(59,637)	$ 3	$ 7	47,765	(107,409)	$ 3
Ending Balance, shares at Dec. 31, 2023			65,616,298
Beginning Balance at Mar. 31, 2023	(99,515)		$ 2,368	0	(101,883)
Beginning Balance, shares at Mar. 31, 2023			43,951,212
Unit-based compensation	17				17
Net income (loss)	(10,813)		$ 0	0	(10,813)
Vesting of incentive units, shares			526,266
Ending Balance at Jun. 30, 2023	(110,311)		$ 2,368	0	(112,679)
Ending Balance, shares at Jun. 30, 2023			44,477,478
Beginning Balance at Dec. 31, 2023	(59,637)	$ 3	$ 7	47,765	(107,409)	$ 3
Beginning Balance, shares at Dec. 31, 2023			65,616,298
Unit-based compensation	206			206	0
Issuance of equity shares, value	7,283		$ 0	7,283	0
Issuance of equity shares			6,259,130
Net income (loss)	18,231				18,231
Ending Balance at Jun. 30, 2024	(33,914)		$ 7	55,254	(89,175)
Ending Balance, shares at Jun. 30, 2024			71,875,428
Beginning Balance at Mar. 31, 2024	(60,606)		$ 7	53,271	(113,884)
Beginning Balance, shares at Mar. 31, 2024			69,875,938
Unit-based compensation	197		$ 0	197	0
Issuance of equity shares, value	1,786		$ 0	1,786	0
Issuance of equity shares			1,999,490
Net income (loss)	24,709				24,709
Ending Balance at Jun. 30, 2024	$ (33,914)		$ 7	$ 55,254	$ (89,175)
Ending Balance, shares at Jun. 30, 2024			71,875,428